Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable, allowance for doubtful accounts	$ 4,022	$ 2,672	$ 1,100
Convertible Preferred Stock [Member] | Series A [Member]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares issued	0	17,238,579	17,168,214
Convertible preferred stock, shares outstanding	0	17,238,579	17,168,214
Convertible preferred stock, liquidation preference		5,516	5,494
Convertible Preferred Stock [Member] | Series B [Member]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares issued	0	17,450,991	17,450,991
Convertible preferred stock, shares outstanding	0	17,450,991	17,450,991
Convertible preferred stock, liquidation preference		9,947	9,947
Redeemable Convertible Preferred Stock [Member] | Series C [Member]
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares issued	0	4,357,644	4,357,644
Redeemable convertible preferred stock, shares outstanding	0	4,357,644	4,357,644
Redeemable convertible preferred stock, liquidation preference		12,811	12,811
Redeemable Convertible Preferred Stock [Member] | Series D [Member]
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares issued	0	6,599,987	6,599,987
Redeemable convertible preferred stock, shares outstanding	0	6,599,987	6,599,987
Redeemable convertible preferred stock, liquidation preference		$ 75,702	$ 75,702
Common Stock [Member] | Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	9,427,987	0	0
Common stock, shares outstanding	9,427,987	0	0
Common Stock [Member] | Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	86,856,372	0	0
Common stock, shares outstanding	86,856,372	0	0
Common Stock [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		43,308,742	41,745,728
Common stock, shares outstanding		43,308,742	41,745,728